Interest in Other Entities (Details) - Schedule of Total Investment Accounted for Using the Equity Method - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Interest in Other Entities (Details) - Schedule of Total Investment Accounted for Using the Equity Method [Line Items]
Total		$ 2,995	$ 11,892
Odysight.ai [Member]
Interest in Other Entities (Details) - Schedule of Total Investment Accounted for Using the Equity Method [Line Items]
Total	[1]		9,375
Parazero [Member]
Interest in Other Entities (Details) - Schedule of Total Investment Accounted for Using the Equity Method [Line Items]
Total	[2]		976
Laminera (note 4M) [Member]
Interest in Other Entities (Details) - Schedule of Total Investment Accounted for Using the Equity Method [Line Items]
Total			1,176
Polyrizon (note 4H) [Member]
Interest in Other Entities (Details) - Schedule of Total Investment Accounted for Using the Equity Method [Line Items]
Total		499	214
SciSparc Nutraceuticals (note 4E) [Member]
Interest in Other Entities (Details) - Schedule of Total Investment Accounted for Using the Equity Method [Line Items]
Total		1,940
A.I Conversation Systems (note 4P) [Member]
Interest in Other Entities (Details) - Schedule of Total Investment Accounted for Using the Equity Method [Line Items]
Total		76
Revoltz (note 4I) [Member]
Interest in Other Entities (Details) - Schedule of Total Investment Accounted for Using the Equity Method [Line Items]
Total		110	151
Zig Miami 54 (note 4G) [Member]
Interest in Other Entities (Details) - Schedule of Total Investment Accounted for Using the Equity Method [Line Items]
Total		$ 370

[1]	Odysight.ai investment was accounted for as assets at fair value through profit or loss from March 21, 2023 (note 4C).
[2]	Parazero investment was accounted for as assets at fair value through profit or loss from October 30, 2023 (note 4M).